SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)		Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Payables and Accruals [Abstract]
Accounts and other payables		$ 458,410	$ 715,902
Accruals		385,724	909,187
Deferred consideration	[1]	399,250
Other		355,447
Total		$ 1,598,831	1,625,089	$ 1,467,968
Accounts and other payables			715,902	1,355,894
Accruals			909,187	112,074
Total			$ 1,625,089	$ 1,467,968

[1]	The deferred consideration relates to: